Operating Lease Liabilities (Details) - Schedule of operating lease liabilities - USD ($)		6 Months Ended
		Dec. 31, 2022	Jun. 30, 2022
Schedule of Operating Lease Liabilities [Abstract]
Total operating lease liabilities		$ 2,121,053	$ 2,251,835
Villas [Member]
Schedule of Operating Lease Liabilities [Abstract]
Operating lease liabilities	[1]	1,212,882	1,956,260
Base Station Tower [Member]
Schedule of Operating Lease Liabilities [Abstract]
Operating lease liabilities	[2]	155,261	188,069
Office [Member]
Schedule of Operating Lease Liabilities [Abstract]
Operating lease liabilities	[3]		107,506
Warehouse [Member]
Schedule of Operating Lease Liabilities [Abstract]
Operating lease liabilities	[4]	$ 752,910

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2022, the Company has paid $696,584 for the first installment to the lessee.
[2]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2022, the Company has paid $ 61,919 to the lessee.
[3]	The lease agreement of Office was entered into on January 1, 2022, bears interest at about 2.4584% and will be matured on December 31, 2024. Lease payments for this agreement are to be made every year. The Company terminated the lease contract with leaser on September 30, 2022.
[4]	The operating lease liabilities is the net present value of the remaining lease payments as of December 31, 2022 and June 30, 2022. The discount rate used for the warehouse operating lease warehouse was 3.95%. The remaining lease term for the warehouse operating lease was 3.42 years.